SCHEDULE OF CONDENSED BALANCE SHEETS OF THE PARENT COMPANY (Details) - USD ($)	Sep. 30, 2023		Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 80,473				$ 271,467					$ 1,028,183
Total current assets	80,473				366,020					1,632,290
Total assets	82,030,486				209,298,900					204,632,996
Current liabilities:
Total current liabilities	4,251,595				2,854,360					76,474
Total liabilities	10,251,559				8,854,324					6,076,438
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2022 and 2021)
Additional paid-in capital
Accumulated deficit	(10,171,669)				(8,488,887)					(4,442,807)
Total shareholders’ deficit	(10,171,086)		$ (9,618,070)	$ (9,121,224)	(8,488,304)		$ (7,303,206)	$ (6,184,775)	$ (4,904,791)	(4,442,224)
Total liabilities, mezzanine equity and shareholders’ deficit	82,030,486				209,298,900					204,632,996
Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents	51,022,535				62,798,729					62,754,165
Short-term investments	2,040,892				2,000,000					2,063,003
Prepayments, deposits and other receivables	26,645,326				37,462,183					31,197,488
Total current assets	101,645,012				121,105,296					110,937,597
Total assets	138,290,586				160,489,127					145,208,842
Current liabilities:
Borrowings	8,750,843	[1]			8,978,390	[1],[2]				3,799,427	[2]
Accruals and other payables	47,777,283				58,845,018					69,824,179
Amounts due to related parties					83,757,317					52,165,395
Convertible bonds	9,993,832				9,192,140					7,561,050
Total current liabilities	166,160,705				172,550,649					139,996,275
Borrowings	2,549,994				7,879,279					2,104,343
Convertible bonds										9,192,140
Total liabilities	170,126,601				182,266,558					153,302,593
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2022 and 2021)	58,030				58,030					58,030
Additional paid-in capital	29,172,373				29,172,373					29,172,373
Accumulated deficit	(87,680,088)				(76,768,829)					(60,090,694)
Accumulated other comprehensive loss	464,634				61,298					52,457
Total shareholders’ deficit	(57,985,051)				(47,477,128)					(30,807,834)
Total liabilities, mezzanine equity and shareholders’ deficit	$ 138,290,586				160,489,127					145,208,842
Parent Company [Member] | Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents					78,968					25,648
Short-term investments										2,012,562
Prepayments, deposits and other receivables					66,245					2,751,066
Amounts due from subsidiaries					6,869,413					5,610,972
Amounts due from related parties					90,666					1,857,039
Total current assets					7,105,292					12,257,287
Investments in subsidiaries					26,470,719					26,171,064
Investment in an equity security										100,000
Total assets					33,576,011					38,528,351
Current liabilities:
Borrowings					11,577,451					1,666,989
Accruals and other payables					5,410,027					1,596,197
Amounts due to subsidiaries					2,640,735					215,889
Amounts due to related parties					49,900,344					48,338,222
Convertible bonds					9,192,141					7,561,050
Total current liabilities					78,720,698					59,378,347
Borrowings										923,256
Convertible bonds										9,192,140
Total liabilities					78,720,698					69,493,743
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2022 and 2021)					58,030					58,030
Additional paid-in capital					29,172,373					29,172,373
Accumulated deficit					(74,235,607)					(60,105,962)
Accumulated other comprehensive loss					(139,483)					(89,833)
Total shareholders’ deficit					(45,144,687)					(30,965,392)
Total liabilities, mezzanine equity and shareholders’ deficit					$ 33,576,011					$ 38,528,351

[1]	As of September 30, 2023 and December 31, 2022, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 24.0% and 15.0% to 24.0% per annum, respectively. As of September 30, 2023 and December 31, 2022, the weighted average interest rate of these borrowings was 22.6% and 22.4% per annum, respectively. The borrowings are denominated in Hong Kong Dollar (“HK$”) and United States Dollar (“US$”).
[2]	As of December 31, 2022 and 2021, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 24.0% and 15.0% to 17.0% per annum, respectively. As of December 31, 2022 and 2021, the weighted average interest rate of these borrowings was 22.4% and 15.9% per annum, respectively. The borrowings are denominated in HK$ and US$.